Composition of the Credit Derivatives portfolio shown by its reference value and effect in the calculation of Required Stockholders' Equity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nominal Value Retained Risk Total Rate Of Return Swap [Member]
IfrsStatementLineItems [Line Items]
Credit Swaps	R$ 3,984,392	R$ 3,483,628	R$ 2,435,880
Credit Derivatives Portfolio Stockholders Equity Credit Total	3,984,392	3,483,628	2,435,880
Nominal Value Transferred Risk Credit Swap [Member]
IfrsStatementLineItems [Line Items]
Credit Swaps		519,670
Credit Derivatives Portfolio Stockholders Equity Credit Total		R$ 519,670